Cost of goods sold and services rendered	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Cost of goods sold and services rendered	Cost of goods sold and services rendered
For the year ended December 31:

	2023
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of year (Note 19)	37,539	13,659	12,825	88,693	152,716
Cost of production of manufactured products (Note 6)	47,086	123,629	121,341	548,553	840,609
Purchases	4,361	22,594	3,170	1,011	31,136
Agricultural produce	115,893	18	15,081	9,736	140,728
Transfer to raw material	(49,108)	(5,714)	—	—	(54,822)
Direct agricultural selling expenses	9,214	—	—	—	9,214
Tax recoveries (i)	—	—	—	(25,767)	(25,767)
Changes in net realizable value of agricultural produce after harvest	1,994	—	—	(156)	1,838
Loss of idle capacity	—	—	—	3,861	3,861
Finished goods at the end of the year (Note 19)	(33,407)	(9,306)	(9,927)	(126,971)	(179,611)
Exchange differences	10,307	25,378	11,983	5,610	53,278
Cost of goods sold and services rendered	143,879	170,258	154,473	504,570	973,180

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

For the year ended December 31:

	2022
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of year	37,225	5,015	15,157	80,857	138,254
Cost of production of manufactured products (Note 6)	68,510	165,330	180,723	455,336	869,899
Purchases	10,528	1,866	1,285	856	14,535
Acquisition of subsidiaries	—	8,413	—	—	8,413
Agricultural produce	245,402	106	21,647	11,571	278,726
Transfer to raw material	(75,158)	(6,549)	—	—	(81,707)
Direct agricultural selling expenses	25,623	—	—	—	25,623
Tax recoveries (i)	—	—	—	(17,800)	(17,800)
Changes in net realizable value of agricultural produce after harvest	(21,359)	—	—	(934)	(22,293)
Loss of idle capacity	—	—	—	7,507	7,507
Finished goods at the end of the year (Note 19)	(37,539)	(13,659)	(12,825)	(88,693)	(152,716)
Exchange differences	2,363	(96)	(2,102)	7,141	7,306
Cost of goods sold and services rendered	255,595	160,426	203,885	455,841	1,075,747
(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

For the year ended December 31:

	2021
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of year	30,267	5,970	6,489	34,315	77,041
Cost of production of manufactured products (Note 6)	59,590	124,304	158,083	415,408	757,385
Purchases	26,880	569	—	4,860	32,309
Agricultural produce	227,791	108	16,468	10,944	255,311
Transfer to raw material	(73,068)	(7,240)	—	—	(80,308)
Direct agricultural selling expenses	22,642	—	—	—	22,642
Tax recoveries (i)	—	—	—	(19,423)	(19,423)
Changes in net realizable value of agricultural produce after harvest	(11,384)	—	—	(1,495)	(12,879)
Loss of idle capacity	—	—	—	14,270	14,270
Finished goods at the end of the year (Note 19)	(37,225)	(5,015)	(15,157)	(80,857)	(138,254)
Exchange differences	(29,259)	(6,543)	(7,806)	(9,521)	(53,129)
Cost of goods sold and services rendered	216,234	112,153	158,077	368,501	854,965

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.